Cover	Nov. 25, 2020	Nov. 02, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 25, 2020
Entity Registrant Name	LABORATORY CORPORATION OF AMERICA HOLDINGS
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11353
Entity Tax Identification Number	13-3757370
Entity Address, Address Line One	358 South Main Street
Entity Address, City or Town	Burlington,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27215
Local Phone Number		229-1127
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	LH
Amendment Flag	false
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
City Area Code		336
Entity Central Index Key	0000920148